Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in carrying amounts of goodwill

Amount

Balance at January 1, 2017	-
Addition in goodwill related to acquisitions	$99,654
Exchange difference	2,283
Balance at December 31, 2017	101,937
Addition in goodwill related to acquisitions	22,445
Subtraction in goodwill related to disposals	(4,741)
Impairment loss	(29,055)
Exchange difference	(6,152)
Balance at December 31, 2018	$84,434